Re-designation of Series B Preferred Shares (Details) ¥ in Thousands, $ in Thousands		1 Months Ended	12 Months Ended
	Sep. 21, 2010 shares	Dec. 31, 2013 CNY (¥) shares	Dec. 31, 2015 USD ($)	Dec. 31, 2015 CNY (¥)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Re-designation of Series B Preferred Shares
Foreign currency translation adjustments			$ 182,538	¥ 1,182,445	¥ (121,612)	¥ (137,921)
Series B convertible preferred shares
Re-designation of Series B Preferred Shares
Conversion of preferred shares to ordinary shares (in shares) | shares	15,498,980	25,247,161
Adjustments to additional paid-in capital		¥ 34,108
Foreign currency translation adjustments		¥ 4,065